Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,424,773	$ 5,405,814
Less: allowance for credit loss	(13,457)	(17,153)
Accounts receivable, net	$ 1,411,316	$ 5,388,661